SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Non-vested Restricted Stock and Related Activity

	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2023	3,152,033	4.95
Vested	407,519	4.82
Forfeited	2,277,848	5.37
Non-vested at June 30, 2023	466,666	2.98

	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2022	—	$—
Granted	4,234,591	4.97
Vested	(1,082,558)	5.06
Non-vested at December 31, 2022	3,152,033	$4.95